Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Total	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Beginning balance at Oct. 28, 2020		$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance, Shares at Oct. 28, 2020			0	0
Issuance of 8,625,000 shares of Class B common stock to Sponsor	[1]	25,000		$ 863	24,137
Issuance of 8,625,000 shares of Class B common stock to Sponsor, Shares	[1]			8,625,000
Net loss		(20)				(20)
Ending balance at Dec. 31, 2020		24,980	$ 0	$ 863	24,137	(20)
Ending balance, Shares at Dec. 31, 2020			0	8,625,000
Sale of Units in initial public offering, less fair value of public warrants		332,119,425	$ 3,450		332,115,975
Sale of Units in initial public offering, less fair value of public warrants, Shares			34,500,000
Offering costs		(18,855,685)			(18,855,685)
Excess of cash received over fair value of warrants sold to Sponsor in private placement		41,360			41,360
Forward purchase agreement		(1,508,461)			(1,508,461)
Common stock subject to possible redemption		(314,850,250)	$ (3,149)		(314,847,101)
Common stock subject to possible redemption, Shares			(31,485,025)
Reclassification of deficit to retained earnings					3,029,775	(3,029,775)
Net loss		8,028,639				8,028,639
Ending balance at Mar. 31, 2021		5,000,008	$ 301	$ 863		4,998,844
Ending balance, Shares at Mar. 31, 2021			3,014,975	8,625,000
Beginning balance at Dec. 31, 2020		24,980	$ 0	$ 863	24,137	(20)
Beginning balance, Shares at Dec. 31, 2020			0	8,625,000
Net loss		(2,250,226)
Ending balance at Jun. 30, 2021		5,000,003	$ 391	$ 863	10,278,770	(5,280,021)
Ending balance, Shares at Jun. 30, 2021			3,906,651	8,625,000
Beginning balance at Mar. 31, 2021		5,000,008	$ 301	$ 863		4,998,844
Beginning balance, Shares at Mar. 31, 2021			3,014,975	8,625,000
Offering costs		(35,641)			(35,641)
Share-based compensation and offering costs on Founder Shares issued to related party and directors		1,397,741			1,397,741
Change in value of common stock subject to possible redemption		8,916,760	$ 90		8,916,670
Change in value of common stock subject to possible redemption, Shares			891,676
Net loss		(10,278,865)				(10,278,865)
Ending balance at Jun. 30, 2021		$ 5,000,003	$ 391	$ 863	$ 10,278,770	$ (5,280,021)
Ending balance, Shares at Jun. 30, 2021			3,906,651	8,625,000

[1]	Includes an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).